RELATED PARTIES (Details) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)
Related parties
Current receivables due from related parties				$ 11,875,408		$ 10,835,768
Non-current receivables due from related parties				138,346		283,118
Current payables to related parties			39,541,968	39,541,968	53,637,601	53,637,601
Non-current payables to related parties			10,790,089	10,790,089	19,777,812	19,777,812
Embonor S.A. | Shareholder
Related parties
Current receivables due from related parties				3,643,603		6,589,539
Current payables to related parties |			118,314		275,565
Transactions
Minimum dividend	$ 118,314
Embonor S.A. | Shareholder | Sale of packaging and raw materials
Transactions
Sale of goods	197,288	$ 212,517
Embonor S.A. | Shareholder | Sale of Finished Products
Transactions
Sale of goods	44,982,749	50,315,292
Coca-Cola de Chile S.A. | Shareholder
Related parties
Current receivables due from related parties				16,024		14,839
Non-current receivables due from related parties				138,346		283,118
Current payables to related parties |			18,897,093		20,555,135
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	139,193,479	150,548,253
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services	2,890,638	4,369,500
Coca-Cola de Chile S.A. | Shareholder | Water source lease
Transactions
Leases as lessee	3,847,817	5,324,194
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	1,169,944	1,196,793
Coca-Cola de Argentina | Director related
Related parties
Current receivables due from related parties				4,558,753		1,203,389
Alimentos de Soja S.A.U. | Shareholder
Related parties
Current receivables due from related parties				308,882		428,802
Current payables to related parties |			402,581		929,986
Alimentos de Soja S.A.U. | Shareholder | Purchase of Products
Transactions
Purchase of goods	80,761	4,274,236
Alimentos de Soja S.A.U. | Shareholder | Payment of fees and services
Transactions
Payment of fees and services	1,373,594	802,563
Embotelladora Iquique S.A. | Shareholder
Related parties
Current receivables due from related parties				292,801		278,176
Embotelladora Iquique S.A. | Shareholder | Sale of services and others
Transactions
Sale of services	447,092	268,526
Embotelladora Iquique S.A. | Shareholder | Sale of Finished Products
Transactions
Sale of goods	167,430	3,208,559
Envases CMF S.A. | Associate
Related parties
Current receivables due from related parties				773,732		217,510
Current payables to related parties |			3,856,973		6,359,797
Envases CMF S.A. | Associate | Purchase of bottles
Transactions
Purchase of goods	12,210,449	19,422,280
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	16,055,991	16,814,062
Envases CMF S.A. | Associate | Purchase of caps
Transactions
Purchase of goods	91,778	281,174
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	520,221	6,425,579
Envases CMF S.A. | Associate | Sale of services and others
Transactions
Sale of services	1,578
Envases CMF S.A. | Associate | Purchase of packaging
Transactions
Purchase of goods	5,992,443	521,466
Envases CMF S.A. | Associate | Sale of packaging and raw materials
Transactions
Sale of goods	6,344,834	6,132,091
Envases CMF S.A. | Associate | Sale of Finished Products
Transactions
Sale of goods	2,380,574
Cervecera Austral S.A. | Director related
Related parties
Current receivables due from related parties						45,644
Comercial Patagona Ltda. | Director related
Related parties
Current receivables due from related parties						3,872
Monster | Shareholder
Related parties
Current payables to related parties |			1,156,786		827,300
Monster | Associate
Related parties
Current receivables due from related parties				41,878		50,794
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current payables to related parties |			4,848,196		5,887,070
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	81,198,463	97,321,567
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder | Advertising participation payment
Transactions
Advertising participation payment	6,395,881	4,111,764
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current receivables due from related parties				1,401,898		$ 2,003,203
Current payables to related parties |			490,758		1,247,961
Coca-Cola del Valle New Ventures S.A. | Associate | Purchase services and others
Transactions
Purchase of services	4,410,223
Coca-Cola del Valle New Ventures S.A. | Associate | Sale of services and others
Transactions
Purchase of services		3,959,962
Sale of services	397,659
Recofarma do Industrias Amazonas Ltda. | Shareholder
Related parties
Current payables to related parties |			7,926,109		14,888,934
Non-current payables to related parties |			10,790,089		19,777,812
Recofarma do Industrias Amazonas Ltda. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	71,959,416	91,426,935
Recofarma do Industrias Amazonas Ltda. | Shareholder | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	220,708	5,977,419
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Current payables to related parties |			1,323,609		1,841,377
Envases del Pacfico S.A. | Director related
Related parties
Current payables to related parties |			3,414		25,202
Envases del Pacfico S.A. | Director related | Purchase of raw materials
Transactions
Purchase of goods	427	93,117
Comercializadora Nova Verde | Shareholder
Related parties
Current receivables due from related parties				$ 837,837
Current payables to related parties |			518,135		765,521
Comercializadora Nova Verde | Shareholder | Purchase of raw materials
Transactions
Purchase of goods	1,009,547
Comercializadora Nova Verde | Shareholder | Sale of services and others
Transactions
Sale of services	459,707
Comercializadora Nova Verde | Shareholder | Sale of packaging and raw materials
Transactions
Sale of goods	10,914
Comercializadora Nova Verde | Shareholder | Sale of Finished Products
Transactions
Sale of goods	2,050,156
Coca-Cola Panama | Shareholder
Related parties
Current payables to related parties |					7,739
Sorocaba Refrescos S. A. | Associate
Related parties
Current payables to related parties |					26,014
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	3,671,472	1,049,709
KAIK Participacoes | Associate | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	14,162	$ 39,382
Latam Airlines Group S.A. | Director related | Purchase of Products
Transactions
Purchase of goods	$ 85,140